Foreclosed Assets (Expenses Related To Foreclosed Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Foreclosed Assets [Abstract]
Net loss (gain) on sales	$ (12)
Operating expenses, net of rental income	3	6
Foreclosed assets, net	$ (9)	$ 6